COSTS OF SALES (Tables)	12 Months Ended
Dec. 31, 2022
COSTS OF SALES
Schedule of Costs of Sales

	Year Ended December 31,
	2022	2021	2020
Direct costs of sales	(19,814)	(16,199)	(14,058)
Indirect costs of sales	(11,102)	(9,443)	(9,225)
Total costs of sales	(30,916)	(25,643)	(23,283)